Annual Total Returns [BarChart] - AB CORE OPPORTUNITIES FUND, INC. - Class A	Feb. 26, 2021
Bar Chart Table:
Annual Return 2011	5.04%
Annual Return 2012	15.63%
Annual Return 2013	33.26%
Annual Return 2014	12.53%
Annual Return 2015	5.36%
Annual Return 2016	7.96%
Annual Return 2017	22.53%
Annual Return 2018	(2.83%)
Annual Return 2019	26.90%
Annual Return 2020	12.99%